Investment Strategy	Sep. 28, 2026
Reinhart Mid Cap PMV Fund Series
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks issued by mid-capitalization (“mid-cap”) companies. The
Fund considers a company to be a mid-cap company if it has a market capitalization, at the time of purchase, within the capitalization range of the Russell Midcap® Index as of the date it was last reconstituted.  The market capitalizations within the index vary, but as of April 30, 2026, they ranged from approximately $5.7 billion to $61.7 billion.
In selecting investments for the Fund, the Adviser engages in fundamental analysis to identify high quality durable businesses, with sustainable competitive advantages, pricing power, and a consistent, sustainable record of strong returns on capital over a full business cycle. In addition, the Adviser emphasizes quality and attempts to find sustainable competitive advantages, one stock at a time, with an overall focus on positive risk/reward to protect capital in challenging markets while capturing most of the upside return when stocks advance. The Adviser then applies its proprietary Private Market Value
(“PMV”) methodology to determine a company’s intrinsic value. The Adviser selects investments for the Fund’s portfolio that generally can be purchased at a discount of 30% or more to the PMV. The
Adviser typically sells investments when they reach, or are close to reaching, the PMV, or due to a change in the fundamentals of the security.
If the fundamentals deteriorate, a security will be sold before it reaches the PMV price target. If the fundamentals improve, the PMV price target may be increased. Key fundamentals will vary by industry.
The major categories generally include financial metrics such as sales growth, profit margins, free cash flow and returns-on-capital. In addition, the Adviser emphasizes quality and attempts to find sustainable competitive advantages, one stock at a time, with an overall focus on positive risk/reward to protect capital in challenging markets while capturing most of the upside return when stocks advance.  From time to time, the Fund may also invest in real estate investment trusts (“REITs”) and American
Depositary Receipts (“ADRs”). The Fund may focus its investments in securities of companies in the same economic sector.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks issued by mid-capitalization (“mid-cap”) companies.
Reinhart Genesis PMV Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities issued by small and mid-capitalization (“small-cap” or “mid-
cap”) companies. The Fund considers a company to be a small or mid-cap company if it has a market capitalization, at the time of purchase, within the capitalization range of the Russell 2500® Index as of the date it was last reconstituted.  The market capitalizations within the index vary, but as of April  30,
2026, they ranged from approximately $146.4 million to $17.4 billion.
In selecting investments for the Fund, the Adviser engages in fundamental analysis to identify high quality durable businesses, with sustainable competitive advantages, pricing power, and a consistent, sustainable record of strong returns on capital over a full business cycle. In addition, the Adviser emphasizes quality and attempts to find sustainable competitive advantages, one stock at a time, with an overall focus on positive risk/reward to protect capital in challenging markets while capturing most of the upside return when stocks advance. The Adviser then applies its proprietary Private Market Value
(“PMV”) methodology to determine a company’s intrinsic value. The Adviser selects investments for the Fund’s portfolio that generally can be purchased at a discount of 30% or more to the PMV. The
Adviser typically sells investments when they reach, or are close to reaching, the PMV, or due to a change in the fundamentals of the security.
The Fund may invest up to 20% of its net assets in securities of real estate investment trusts (“REITs”)
and securities of other investment companies, including exchange-traded funds (“ETFs”). From time to time, the Fund may also invest in American Depositary Receipts (“ADRs”). The Fund may focus its investments in securities of companies in the same economic sector.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities issued by small and mid-capitalization (“small-cap” or “mid-
cap”) companies.
Reinhart International PMV Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Under normal market conditions, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in common stocks of foreign companies across the market capitalization spectrum
(i.e., inclusive of small, medium and large capitalization companies), including sponsored and unsponsored American Depositary Receipts or American Depositary Shares (ADRs and ADSs are
dollar-denominated securities of foreign issuers traded in the U.S.). The Fund invests mainly in a limited number of small, mid and large capitalization stocks of companies listed or traded on a national securities exchange or on a national securities association, including foreign securities traded on a national securities exchange or on a national securities association. The Fund considers a company to be a small, mid or large capitalization company if it has a market capitalization, at the time of purchase, within the capitalization range of the MSCI World All Cap Index as of the date it was last reconstituted.
The market capitalizations within the index vary, but as of August 31, 2026, they ranged from approximately $504.29 million to $1.84 trillion.
In determining whether an investment is appropriate for inclusion in the Fund’s portfolio, the Adviser screens companies using quality and valuation measures such as long-term operating and gross margin, return on invested capital and free cash flow. International companies that make it through the
Adviser’s initial quality and valuation measures are then subjected to intensive fundamental analysis to determine whether a company has a competitive advantage in the marketplace and a sustainable business model. In analyzing a company’s fundamentals, the Adviser utilizes, among other sources of information, publicly available filings, third-party research materials, and industry research calls. In addition, the Adviser may interact with company management though participation on earnings calls and investor relations conferences.
In selecting investments for the Fund, the Adviser engages in fundamental analysis to identify high quality durable businesses, with sustainable competitive advantages, pricing power, and a consistent, sustainable record of strong returns on capital over a full business cycle. In addition, the Adviser emphasizes quality and attempts to find sustainable competitive advantages, one stock at a time, with an overall focus on positive risk/reward to protect capital in challenging markets while capturing most of the upside return when stocks advance. The Adviser then applies its proprietary Private Market Value
(“PMV”) methodology to determine a company’s intrinsic value. The Adviser selects investments for the Fund’s portfolio that generally can be purchased at a discount of 30% or more to the PMV. The
Adviser typically sells investments when they reach, or are close to reaching, the PMV, or due to a change in the fundamentals of the security. From time to time, the Fund may also invest in real estate investment trusts (“REITs”). The Fund may focus its investments in securities of companies in the same economic sector.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal market conditions, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in common stocks of foreign companies across the market capitalization spectrum
(i.e., inclusive of small, medium and large capitalization companies), including sponsored and unsponsored American Depositary Receipts or American Depositary Shares (ADRs and ADSs are
dollar-denominated securities of foreign issuers traded in the U.S.).